Intangible Asset, Net	12 Months Ended
Dec. 31, 2017
Intangible Asset, Net
8.	INTANGIBLE ASSETS, NET

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2016
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161
Finite-lived:
Technology	208,716	(149,176)	—	59,540
Online game licenses	69,198	(26,622)	(35,619)	6,957
Customer/supplier relationship	94,160	(31,759)	—	62,401
User base	79,438	(73,368)	—	6,070
Trademarks	45,709	(11,437)	—	34,272
Domain names	3,317	(1,990)	—	1,327
Non-compete agreements	8,547	(3,633)	—	4,914
Platform	76,317	(26,708)	—	49,609

	587,563	(324,693)	(35,619)	227,251

	As of December 31, 2017
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	(2,161)	—	—
Finite-lived:
Technology	228,374	(172,976)	—	55,398	8,514
Online game licenses	66,992	(28,496)	(34,608)	3,888	598
Customer relationship	46,627	(39,204)	(2,654)	4,769	733
User base	74,871	(74,871)	—	—	—
Trademarks	20,533	(14,854)	(1,198)	4,481	689
Domain names	4,247	(2,567)	—	1,680	258
Non-compete agreements	1,610	(1,610)	—	—	—
Platform	71,885	(39,532)	(32,344)	9	1

	517,300	(374,110)	(72,965)	70,225	10,793

The Group recognized impairment loss on intangible assets of RMB26,136, RMB2,889 and RMB38,862 (US$5,973) for the years ended December 31, 2015, 2016 and 2017, respectively.

Amortization expense of intangible assets for the years ended December 31, 2015, 2016 and 2017 were RMB120,834, RMB116,903 and RMB91,145 (US$14,009), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	Years ending December 31,
	RMB	US$
2018	34,715	5,335
2019	18,202	2,797
2020	11,295	1,736
2021	1,254	193
2022	1,254	193
Thereafter	3,505	539